Note 14 - Subsequent Events (Details) - USD ($)	1 Months Ended				2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Jan. 31, 2018	Jul. 31, 2017	Mar. 31, 2017	Sep. 25, 2018	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017	May 15, 2018	Apr. 08, 2018	Mar. 22, 2018
Common Stock, Shares, Issued	228,071,805			124,406,818		228,071,805	168,616,855	124,406,818
Warrants issued							51,284,000	40,723,250
Liabilities	$ 11,263,777			$ 4,602,198		$ 11,263,777	$ 8,418,033	$ 4,602,198
Common Stock, Shares Authorized	400,000,000			200,000,000		400,000,000	200,000,000	200,000,000		400,000,000
Share Price	$ 0.01					$ 0.01	$ 0.20
Common Stock
Common Stock, Shares, Issued	8,043,545					8,043,545
Shares issued in private placement, Shares							18,000,000	29,872,500
Private Placement
Proceeds from warrants exercise	$ 452,835				$ 4,400,000
Share Price		$ 0.40
Shares issued in private placement, Shares		18,000,000
Subsequent Event
Common Stock, Shares Authorized										400,000,000
Investors
Warrants issued			28,804,000	8,000,000
Warrants exercise price description			Company effected a temporary decrease in the exercise price of the warrants from $0.60 and $0.65, respectively, to $0.30 and $0.325 per share
Number of warrants exercised			8,965,500
Proceeds from warrants exercise			$ 2,900,000
Share Price			$ 0.30	$ 0.325				$ 0.325
Shares issued in private placement, Shares						277,778
Investors | Private Placement
Warrants issued				8,000,000
NVPURE
Interest											100.00%
Cash											$ 28,000,000
Liabilities											$ 5,000,000
Advisory agreement | Electrum Partners, LLC
Common Stock, Shares, Issued	71,878					71,878	53,088
Advisory agreement | Third-party consultant | Subsequent Event
Common Stock, Shares, Issued									1,000,000
December 2018 Placement Agents Agreement
Share Price	$ 0.30					$ 0.30
Shares issued in private placement, Shares						7,971,667
Shares issued in private placement, Value						$ 1,200,000
Number of warrants purchased						7,971,667
Warrants term	5 years					5 years